Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Funds restricted for construction activity	$ 47	$ 23,572
Loans payable	36,740	80,383
Cash and cash equivalents	5,058	5,521	8,204	5,934
Customers' advances for construction	$ 74,257	$ 71,595